UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Ocean Fund Advisors, LLC
           -----------------------------------------------------
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401

           -----------------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 2/14/2001
---------------------                ----------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:0
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            53
                                              ------------

Form  13F  Information  Table  Value  Total:  $272,802,265
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
American Express Co            Common           025816109 10513538  191364          SOLE             191364      0    0
Amgen Inc                      Common           031162100  9326288  145860          SOLE             145860      0    0
Applied Micro                  Common           03822W109  6596895   87900          SOLE              87900      0    0
Biosite Dianostics             Common           090945106  8656789  214065          SOLE             214065      0    0
Broadcom Corp                  Common           111320107   685440    8160          SOLE               8160      0    0
Capital One                    Common           1404OH105  7067994  107400          SOLE             107400      0    0
Ciena Corp                     Common           171779101  6565000   80800          SOLE              80800      0    0
Cisco Systems Inc              Common           17275R102 14772533  386210          SOLE             386210      0    0
Conceptus Inc                  Common           206016107  2650240  202000          SOLE             202000      0    0
Costco Wholesale               Common           22160K105  9230134  231100          SOLE             231100      0    0
Dell Computer                  Common           247025109  2980496  170900          SOLE             170900      0    0
Digital Insight                Common           25385P106  2194290  121500          SOLE             121500      0    0
Echostar Commun Corp           Common           278762109  5067563  222750          SOLE             222750      0    0
EMC Corp                       Common           268648102  4112360   61840          SOLE              61840      0    0
Endocardial Solutions          Common           292962107   600066  196100          SOLE             196100      0    0
Ericcson L M                   Common           294821400  5910558  528200          SOLE             528200      0    0
Extreme                        Common           30226D106  8185996  209200          SOLE             209200      0    0
Gemstar TV Guide               Common           36866W106  1618812   35100          SOLE              35100      0    0
Gilette                        Common           375766102 10438680  289000          SOLE             289000      0    0
Goldman Sachs                  Common           38141G104  3579817   33475          SOLE              33475      0    0
Guitar Ctr Inc                 Common           402040109  1442853  126900          SOLE             126900      0    0
Illuminet Holdings             Common           452334105   362452   15800          SOLE              15800      0    0
Intel Corp                     Common           458140100  2513016   83600          SOLE              83600      0    0
JDS Uniphase                   Common           46612J101  7312426  175400          SOLE             175400      0    0
Juniper Networks               Common           48203R104  3050652   24200          SOLE              24200      0    0
Leap Wireless Intl             Common           521863100  2588675  103547          SOLE             103547      0    0
Maxwell Technologies           Common           577767106  1008450   67500          SOLE              67500      0    0
Medtronic Inc                  Common           585055106  6564030  108730          SOLE             108730      0    0
Micro Therapeutics             Common           59500W100   234500   50000          SOLE              50000      0    0
Micron Technology              Common           595112103  4288400  120800          SOLE             120800      0    0
Minnesota Mng & Mfg Co         Common           604059105 12110250  100500          SOLE             100500      0    0
Morgan Stanly Dn Wttr          Common           617446448  1489900   18800          SOLE              18800      0    0
Motorola Inc                   Common           620076109  6186375  305500          SOLE             305500      0    0
NASDAQ 100 Tr Unit Se          Common           631100104   280224    4800          SOLE               4800      0    0
Nortel Networks                Common           656568102  5799269  180888          SOLE             180888      0    0
Oracle                         Common           68389X105  5167449  177820          SOLE             177820      0    0
Palm Inc                       Common           696642107  5282646  186600          SOLE             186600      0    0
PC-Tel Inc. Com                Common           69325Q105  1757625  163500          SOLE             163500      0    0
Pfizer Inc                     Common           717081103  5957000  129500          SOLE             129500      0    0
Pharmacia Corp                 Common           71713U102  7697407  126187          SOLE             126187      0    0
Philip Morris Cos Inc          Common           718154107  9578800  217700          SOLE             217700      0    0
Providian Finl Corp            Common           74406A102  7889000  137200          SOLE             137200      0    0
Qualcomm                       Common           747525103 10602510  129000          SOLE             129000      0    0
Republic Services Inc          Common           760759100  2941209  171100          SOLE             171100      0    0
Safeway Inc                    Common           786514208  6162500   98600          SOLE              98600      0    0
Sun Microsystems Inc           Common           866810104   986673   35390          SOLE              35390      0    0
Target Corp                    Common           87612E106  3170175   98300          SOLE              98300      0    0
Texas Instruments Inc          Common           882508104  9280730  195920          SOLE             195920      0    0
Verisign                       Common           92343E102   975302   13146          SOLE              13146      0    0
Viacom Inc                     Common           925524308  5802844  124125          SOLE             124125      0    0
Wal Mart Stores Inc            Common           931142103  4339904   81700          SOLE              81700      0    0
Waste Management Inc           Common           94106L109  2980350  107400          SOLE             107400      0    0
Watson Pharmaceutical          Common           942683103  6245180  122000          SOLE             122000      0    0